EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Payments for Defined Benefit Plans
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2015	2014	2013
(millions of Canadian $)

DB Plans	96	73	79
Other post-retirement benefit plans	6	6	6
Savings and DC Plans	41	37	29
	143	116	114

Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The Company's funded status at December 31 is comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2015	2014	2015	2014

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	2,658	2,224	216	191
Service cost	108	85	3	2
Interest cost	115	113	10	10
Employee contributions	4	4	—	—
Benefits paid	(129)	(102)	(7)	(7)
Actuarial (gain)/loss	(57)	302	(11)	14
Foreign exchange rate changes	81	32	14	6
Benefit obligation – end of year	2,780	2,658	225	216
Change in Plan Assets
Plan assets at fair value – beginning of year	2,398	2,152	39	35
Actual return on plan assets	160	246	(1)	2
Employer contributions[2]	96	73	6	6
Employee contributions	4	4	—	—
Benefits paid	(129)	(102)	(7)	(7)
Foreign exchange rate changes	62	25	8	3
Plan assets at fair value – end of year	2,591	2,398	45	39
Funded Status – Plan Deficit	(189)	(260)	(180)	(177)

[1]
The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation

[2]	Excludes $214 million in letters of credit provided to the Canadian DB Plans for funding purposes (2014 – $181 million).

Schedule of Amounts Recognized in the for its DB Plans and Other Post-Retirement Benefits Plans
The amounts recognized in the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans are as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2015	2014	2015	2014

Intangible and other assets (Note 11)	—	—	18	14
Accounts payable and other	—	—	(7)	(7)
Other long-term liabilities (Note 14)	(189)	(260)	(191)	(184)
	(189)	(260)	(180)	(177)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that are not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2015	2014	2015	2014

Projected benefit obligation[1]	(2,780)	(2,658)	(198)	(191)
Plan assets at fair value	2,591	2,398	—	—
Funded Status – Plan Deficit	(189)	(260)	(198)	(191)

[1]	The projected benefit obligation for the pension benefit plan differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for All DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans is as follows:

at December 31	2015	2014
(millions of Canadian $)

Accumulated benefit obligation	(2,600)	(2,437)
Plan assets at fair value	2,591	2,398
Funded Status – Plan Deficit	(9)	(39)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for Plans Not Fully Funded
Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of plans that are not fully funded.

at December 31	2015	2014
(millions of Canadian $)

Accumulated benefit obligation	(807)	(715)
Plan assets at fair value	680	597
Funded Status – Plan Deficit	(127)	(118)

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

	Percentage of Plan Assets		Target Allocations
at December 31	2015	2014	2015

Debt securities	34%	31%	25% to 35%
Equity securities	66%	69%	50% to 70%
Alternatives	—	—	5 % to 15%
	100%	100%

Schedule of Allocation of Plan Assets, Employer and Related Party Securities
Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2015	2014	2015	2014

Debt securities	2	1	0.1%	0.1%
Equity securities	4	1	0.1%	0.1%

Schedule of Plan Assets for DB Plans and Other Post-Retirement Benefits Measured at Fair Value
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For further information on the fair value hierarchy, refer to Note 23.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

Asset Category
Cash and Cash Equivalents	44	20	2	—	—	—	46	20	2	1
Equity Securities:
Canadian	317	361	147	142	—	—	464	503	17	21
U.S.	589	516	40	35	—	—	629	551	24	23
International	38	218	300	147	—	—	338	365	13	15
Global	—	—	154	141	—	—	154	141	6	6
Emerging	7	7	143	80	—	—	150	87	6	3
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	206	218	—	—	206	218	8	9
Provincial	—	—	202	180	—	—	202	180	8	7
Municipal	—	—	7	7	—	—	7	7	—	—
Corporate	—	—	113	76	—	—	113	76	4	3
U.S. Bonds:
State	—	—	50	47	—	—	50	47	2	2
Corporate	—	—	57	59	—	—	57	59	2	2
International:
Corporate	—	—	25	14	—	—	25	14	1	1
Mortgage backed	—	—	58	39	—	—	58	39	2	2
Other Investments:
Private equity funds	—	—	—	—	14	13	14	13	—	—
Funds held on deposit	123	117	—	—	—	—	123	117	5	5
	1,118	1,239	1,504	1,185	14	13	2,636	2,437	100	100

Schedule of the Net Change in the Level III Fair Value Category
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)	Private Equity Funds

Balance at December 31, 2013	18
Purchases and sales	(7)
Realized and unrealized gains	2
Balance at December 31, 2014	13
Purchases and sales	(1)
Realized and unrealized gains	2
Balance at December 31, 2015	14

Schedule of Estimated Future Benefit Payments,
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post- Retirement Benefits

2016	129	8
2017	133	9
2018	138	9
2019	142	9
2020	146	10
2021 to 2025	808	51

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2015	2014	2015	2014

Discount rate	4.20%	4.15%	4.40%	4.20%
Rate of compensation increase	0.50%	3.15%	—%	—%

Schedule of Significant Weighted Average Actuarial Assumptions Adopted in Measuring Net Benefit Plan Costs
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2015	2014	2013	2015	2014	2013

Discount rate	4.15%	4.95%	4.35%	4.20%	5.00%	4.35%
Expected long-term rate of return on plan assets	6.95%	6.90%	6.70%	4.60%	4.60%	4.60%
Rate of compensation increase	3.15%	3.15%	3.15%	—	—	—

Schedule of Effects of a 1% Change in Assumed Health Care Cost Trend Rates
A one per cent change in assumed health care cost trend rates would have the following effects:

(millions of Canadian $)	Increase	Decrease

Effect on total of service and interest cost components	1	(1)
Effect on post-retirement benefit obligation	14	(12)

Schedule of Net Benefit Costs
The Company's net benefit cost recognized is as follows:

at December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2015	2014	2013	2015	2014	2013

Service cost	108	85	84	3	2	2
Interest cost	115	113	96	10	10	7
Expected return on plan assets	(155)	(139)	(120)	(2)	(2)	(2)
Amortization of actuarial loss	35	21	30	3	2	2
Amortization of past service cost	2	2	2	1	—	—
Amortization of regulatory asset	23	18	30	1	1	1
Amortization of transitional obligation related to regulated business	—	—	—	2	2	2
Net Benefit Cost Recognized	128	100	122	18	15	12

Schedule of the Pre-Tax Amounts Recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

	2015		2014		2013
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss	247	28	348	39	236	32
Prior service cost	—	—	2	1	3	1
	247	28	350	40	239	33

Schedule of the Pre-Tax Amounts Recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

	2015		2014		2013
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to OCI	(34)	(4)	(21)	(2)	(30)	(2)
Amortization of prior service costs from AOCI to OCI	(2)	(1)	(2)	—	(2)	—
Funded status adjustment	(67)	(7)	137	9	(96)	—
	(103)	(12)	114	7	(128)	(2)